Finance income / (expense)	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Income Expense [Abstract]
Finance income / (expense)

6. Finance income / (expense)

	2025	2024	2023
	€	€	€
Foreign exchange differences	(10,250,749)	7,869,114	(3,116,662)
Interest and other income over bank balances	6,535,046	5,469,464	224,494
Other finance expenses	(172,861)	(46,914)	(20,475)
	(3,888,564)	13,291,664	(2,912,643)

The Group reports financial results in Euros. Since bank balances are in Euros, U.S. Dollars and Swiss Francs, changes in the conversion rates of the Dollars and Swiss Francs versus the Euro result in either income or expense over time. Interest income relates to earnings on cash deposits.